Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Calculation of basic and diluted net income (loss) per ordinary share

	For the Three	For the Six
	Months Ended	Months Ended
	June 30,2021	June 30,2021
Class A redeemable ordinary shares
Numerator: Income allocable to Class A redeemable ordinary shares
Income from investments held in Trust Account	$10,325	$69,884
Less: Company's portion available to be withdrawn to pay taxes	—	—
Net income attributable to Class A redeemable ordinary shares	$10,325	$69,884
Denominator: Weighted average Class A redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Class A redeemable ordinary shares	41,400,000	41,400,000
Basic and diluted net income per share, Class A redeemable ordinary shares	$0.00	$0.00

Class B non-redeemable ordinary shares
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares
Net income (loss)	$(2,878,827)	$18,038,986
Less: Net income allocable to Class A ordinary shares	(10,325)	(69,884)
Net income (loss) attributable to Class B non-redeemable ordinary shares	$(2,889,152)	$17,969,102
Denominator: Weighted average Class B non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Class B non-redeemable ordinary shares	10,350,000	10,350,000
Basic and diluted net income (loss) per share, Class B non-redeemable ordinary shares	$(0.28)	$1.74